Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Loans, principally from banks with average interest at March 31, 2011 and 2012 of 0.19% and 0.22% per annum, respectively	¥52,018	¥59,608
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	—	27,000

	¥52,018	¥86,608

At March 31, 2012, NIDEC had unused lines of credit amounting to ¥210,039 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2011 and 2012 is comprised of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks and an insurance company Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011 Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012	¥305	¥255
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,447	100,347
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	2,191	1,308

	102,943	101,910
Less—Current portion due within one year	(1,124)	(674)

	¥101,819	¥101,236

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Principal amount	¥100,000	¥100,000
Unamortized premium	447	347

Total	¥100,447	¥100,347

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 and the number of convertible shares is 9,410,878 as of March 31, 2012. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2013	¥674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥155

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2012 and 2011.